Business segment information - Non-current assets by geography (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 5,943	$ 5,520	$ 5,614
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	608	465	525
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,426	3,517	3,692
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,909	$ 1,538	$ 1,397